Accounts Payable and Accrued Liabilities (Details Narrative) (10K) - Accounts Payable [Member] - One Vendor [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Percentage of concentration risk	62.70%	71.80%
Minimum [Member]
Percentage of concentration risk	10.00%	10.00%